Accumulated other comprehensive loss	6 Months Ended
Jun. 30, 2013
Accumulated other comprehensive loss [Abstract]
Accumulated other comprehensive loss

9.Accumulated other comprehensive loss

In the first half of 2013, Accumulated other comprehensive loss decreased with unrealized gains of $5,089 of which $4,709 (gain) resulted from changes in fair value of financial instruments, $435 related to losses which were amortized to income on the de-designation of one interest rate swap and a loss of $55 which resulted from changes in the fair value of marketable securities. In the first half of 2012, Accumulated other comprehensive loss decreased with unrealized gains of $9,513 of which $8,634 (gain) resulted from changes in fair value of financial instruments, $734 related to losses which were amortized to income on the de-designation of one interest rate swap and $145 gains which resulted from changes in the fair value of marketable securities.